Fair value of financial instruments - Level 3 financial instruments (Details) - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023
Fair value of financial instruments
Derivative financial assets	€ 4,226	€ 6,124
Bank borrowings secured against Indian assets
Fair value of financial instruments
Secured bank borrowings	1,720	1,485
Level 3
Fair value of financial instruments
Embedded derivative asset	22	198
Level 3 | Bank borrowings secured against Indian assets
Fair value of financial instruments
Embedded derivative asset	€ 22	€ 198